Document and Entity Information shares in Millions	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-16269
Entity Registrant Name	AMERICA MOVIL SAB DE CV/
Entity Central Index Key	0001129137
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Lago Zurich 245
Entity Address, Address Line Two	Plaza Carso / Edificio Telcel
Entity Address, Address Line Three	Colonia Ampliación Granada
Entity Address, Postal Zip Code	11529
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Common Stock, Shares Outstanding	60,264
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1153
Auditor Name	Galaz, Yamazaki, Ruiz Urquiza, S.C
Auditor Location	Mexico City, Mexico
B Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 20 B Shares, without par value
Trading Symbol	AMX
Security Exchange Name	NYSE
3.625% Senior Notes Due 2029 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	3.625% Senior Notes Due 2029
Trading Symbol	AMX29
Security Exchange Name	NYSE
2.875% Senior Notes Due 2030 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	2.875% Senior Notes Due 2030
Trading Symbol	AMX30
Security Exchange Name	NYSE
4.700% Senior Notes Due 2032 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	4.700% Senior Notes Due 2032
Trading Symbol	AMX32
Security Exchange Name	NYSE
5.000% Senior Notes Due 2033 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	5.000% Senior Notes Due 2033
Trading Symbol	AMX33
Security Exchange Name	NYSE
6.375% Senior Notes Due 2035 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	6.375% Senior Notes Due 2035
Trading Symbol	AMX35
Security Exchange Name	NYSE
6.125% Senior Notes Due 2037 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	6.125% Senior Notes Due 2037
Trading Symbol	AMX37
Security Exchange Name	NYSE
6.125% Senior Notes Due 2040 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	6.125% Senior Notes Due 2040
Trading Symbol	AMX40
Security Exchange Name	NYSE
4.375% Senior Notes Due 2042 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	4.375% Senior Notes Due 2042
Trading Symbol	AMX42
Security Exchange Name	NYSE
4.375% Senior Notes Due 2049 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	4.375% Senior Notes Due 2049
Trading Symbol	AMX49
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Daniela Lecuona Torras
Entity Address, Address Line One	Lago Zurich 245
Entity Address, Address Line Two	Plaza Carso / Edificio Telcel, Piso 16
Entity Address, Address Line Three	Colonia Ampliación Granada
Entity Address, Postal Zip Code	11529
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
City Area Code	5255
Local Phone Number	2581-3700
Contact Personnel Fax Number	2581-4422
Contact Personnel Email Address	daniela.lecuona@americamovil.com